Funded Status and Amounts Recognized (Detail) (Pension Plans, Defined Benefit, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Pension Plans, Defined Benefit
Change in benefit obligation:
Projected benefit obligation at beginning of year	$ 4,927	$ 6,070
Service cost	331	495	133
Interest cost	89	124	63
Actuarial (gain) loss	(15)	(20)
Employee contribution	182	243
Prior service cost	110	120
Benefits paid	(19)	(2,105)
Divestures	(5,605)
Projected benefit obligation at end of year		4,927	6,070
Change in plan assets:
Fair value of plan assets at beginning of year	3,474	4,892
Actual (loss) return on plan assets	150	175
Employee contribution	182	243
Employer contribution	201	269
Divestures	(3,988)
Benefits paid	(19)	(2,105)
Fair value of plan assets at end of year		3,474	4,892
Funded status, end of year:
Fair value of plan assets		3,474	4,892
Benefit obligations		4,927	6,070
Funded status (Deficit) at end of year		(1,453)
Amounts recognized in the balance sheet:
Current liability
Noncurrent liability		(1,453)
Amount recognized at end of year		(1,453)	(1,178)
Changes in accumulated other comprehensive loss:
Accumulated other comprehensive loss at beginning of year	232	261
Net amount recognized in other comprehensive loss	(22)	(23)	130
Divestures	(208)
Foreign exchange impact	(2)	(6)
Accumulated other comprehensive loss at end of year		232	261
Accumulated benefit obligation at end of year		$ 4,668